Intangible Assets, Net (Finite-lived Intangible Assets by Major Class) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 151,880	$ 175,690
Accumulated Amortization	(100,144)	(112,392)
Accumulated Impairment	(49,510)	(57,904)
Net Carrying Amount	2,226	5,394
Purchased video content [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	50,998	71,753
Accumulated Amortization	(37,502)	(49,920)
Accumulated Impairment	(13,097)	(20,885)
Net Carrying Amount	399	948
Operating rights for licensed games [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	56,724	56,283
Accumulated Amortization	(42,857)	(39,638)
Accumulated Impairment	(12,513)	(12,728)
Net Carrying Amount	1,354	3,917
Domain names and trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	21,832	24,867
Accumulated Amortization	(6,974)	(9,752)
Accumulated Impairment	(14,858)	(15,110)
Net Carrying Amount	0	5
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	11,538	11,832
Accumulated Amortization	(11,065)	(11,308)
Accumulated Impairment	0	0
Net Carrying Amount	473	524
Developed technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	8,092	8,212
Accumulated Amortization	(857)	(869)
Accumulated Impairment	(7,235)	(7,343)
Net Carrying Amount	0	0
Others [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,696	2,743
Accumulated Amortization	(889)	(905)
Accumulated Impairment	(1,807)	(1,838)
Net Carrying Amount	$ 0	$ 0